Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	SMALLCAP WORLD FUND INC
Central Index Key	0000858744
Amendment Flag	false
Document Creation Date	Aug. 28, 2014
Document Effective Date	Aug. 29, 2014
Prospectus Date	Aug. 29, 2014
SMALLCAP WORLD FUND ® | Class A
Risk/Return:
Trading Symbol	SMCWX
SMALLCAP WORLD FUND ® | Class R-1
Risk/Return:
Trading Symbol	RSLAX
SMALLCAP WORLD FUND ® | Class R-2
Risk/Return:
Trading Symbol	RSLBX
SMALLCAP WORLD FUND ® | Class R-3
Risk/Return:
Trading Symbol	RSLCX
SMALLCAP WORLD FUND ® | Class R-4
Risk/Return:
Trading Symbol	RSLEX
SMALLCAP WORLD FUND ® | Class R-5
Risk/Return:
Trading Symbol	RSLFX
SMALLCAP WORLD FUND ® | Class B
Risk/Return:
Trading Symbol	SCWBX
SMALLCAP WORLD FUND ® | Class C
Risk/Return:
Trading Symbol	SCWCX
SMALLCAP WORLD FUND ® | Class F-1
Risk/Return:
Trading Symbol	SCWFX
SMALLCAP WORLD FUND ® | Class 529-A
Risk/Return:
Trading Symbol	CSPAX
SMALLCAP WORLD FUND ® | Class 529-B
Risk/Return:
Trading Symbol	CSPBX
SMALLCAP WORLD FUND ® | Class 529-C
Risk/Return:
Trading Symbol	CSPCX
SMALLCAP WORLD FUND ® | Class 529-E
Risk/Return:
Trading Symbol	CSPEX
SMALLCAP WORLD FUND ® | Class 529-F-1
Risk/Return:
Trading Symbol	CSPFX
SMALLCAP WORLD FUND ® | Class F-2
Risk/Return:
Trading Symbol	SMCFX
SMALLCAP WORLD FUND ® | Class R-6
Risk/Return:
Trading Symbol	RLLGX
SMALLCAP WORLD FUND ® | Class R-2E
Risk/Return:
Trading Symbol	RSEBX